Equity Securities Equity Securities (Tables)	12 Months Ended
Dec. 31, 2018
Equity Securities [Abstract]
Equity Securities
Table 8.1 provides a summary of our equity securities by business purpose and accounting method, including equity securities with readily determinable fair values (marketable) and those without readily determinable fair values (nonmarketable).
Table 8.1: Equity Securities

(in millions)	Dec 31, 2018	Dec 31, 2017
Held for trading at fair value:
Marketable equity securities	$19,449	30,004
Not held for trading:
Fair value:
Marketable equity securities (1)	4,513	4,356
Nonmarketable equity securities (2)	5,594	4,867
Total equity securities at fair value	10,107	9,223
Equity method:
LIHTC (3)	10,999	10,269
Private equity	3,832	3,839
Tax-advantaged renewable energy	3,073	1,950
New market tax credit and other	311	294
Total equity method	18,215	16,352
Other:
Federal Reserve Bank stock and other at cost (4)	5,643	5,828
Private equity (5)	1,734	1,090
Total equity securities not held for trading	35,699	32,493
Total equity securities (6)	$55,148	62,497

(1)	Includes $3.2 billion and $3.7 billion at December 31, 2018 and 2017, respectively, related to securities held as economic hedges of our deferred compensation plan obligations.

(2)
Includes $5.5 billion and $4.9 billion at December 31, 2018 and 2017, respectively, related to investments for which we elected the fair value option. See Note 18 (Fair Value of Assets and Liabilities) for additional information.

(3)	Represents low-income housing tax credit investments.

(4)	Includes $5.6 billion and $5.4 billion at December 31, 2018 and 2017, respectively, related to investments in Federal Reserve Bank and Federal Home Loan Bank stock.

(5)	Represents nonmarketable equity securities for which we have elected to account for the security under the measurement alternative.

(6)	At December 31, 2018 and 2017, we held no securities of any single issuer with a book value that exceeded 10% of stockholder’s equity.

Net Gains (Losses) from Equity Securities
Table 8.2 provides a summary of the net gains and losses for equity securities. Gains and losses for securities held for trading are reported in net gains from trading activities.

Table 8.2: Net Gains (Losses) from Equity Securities

	Year ended December 31,
(in millions)	2018	2017	2016
Net gains (losses) from equity securities carried at fair value:
Marketable equity securities	$(389)	967	525
Nonmarketable equity securities	709	1,557	(21)
Total equity securities carried at fair value	320	2,524	504
Net gains (losses) from nonmarketable equity securities not carried at fair value:
Impairment write-downs	(352)	(339)	(448)
Net unrealized gains related to measurement alternative observable transactions	418	—	—
Net realized gains on sale	1,504	980	849
All other	33	97	73
Total nonmarketable equity securities not carried at fair value	1,603	738	474
Net gains (losses) from economic hedge derivatives (1)	(408)	(1,483)	125
Total net gains from equity securities	$1,515	1,779	1,103

(1)	Includes net gains (losses) on derivatives not designated as hedging instruments.

Measurement Alternative
Table 8.3 provides additional information about the impairment write-downs and observable price adjustments related to nonmarketable equity securities accounted for under the measurement alternative. Gains and losses related to these adjustments are also included in Table 8.2.
Table 8.3: Measurement Alternative

Year ended December 31,
(in millions)	2018
Net gains (losses) recognized in earnings during the period:
Gross unrealized gains due to observable price changes	$443
Gross unrealized losses due to observable price changes	(25)
Impairment write-downs	(33)
Realized net gains from sale	274
Total net gains recognized during the period	$659